Supplement Dated April 30, 2001
                                     to the
                       Prospectus Dated February 28, 2001
                                     for the
                 Money Market Fund, Government Securities Fund,
                    Asset Allocation Fund and REIT Index Fund
                                       of
                                    Aon Funds

     Effective April 30, 2001, John G. Lagedrost, Executive Director of Aon Advisors and the portfolio manager of the Asset Allocation Fund, will take over the responsibility of managing the Money Market Fund.

     Effective May 26, 2001, the address for each of Aon Funds and Aon Advisors will be Aon Center, 200 East Randolph, Chicago, Illinois 60602.

                         Supplement Dated April 30, 2001
                                     to the
           Statement of Additional Information Dated February 28, 2001
                                     for the
                 Money Market Fund, Government Securities Fund,
                    Asset Allocation Fund and REIT Index Fund
                                       of
                                    Aon Funds

     Effective April 30, 2001, John G. Lagedrost, Executive Director of Aon Advisors and the portfolio manager of the Asset Allocation Fund, will take over the responsibility of managing the Money Market Fund.

     Effective May 26, 2001, the address for each of Aon Funds, Aon Advisors, Diane M. Aigotti, Michael A. Conway and Brian H. Lawrence will be Aon Center, 200 East Randolph, Chicago, Illinois 60602.

     Effective July 21, 2001, the address for Aon Securities Corporation will be Aon Center, 200 East Randolph, Chicago, Illinois 60602.

     Effective July 28, 2001, the address for Catherine Lyczko will be Aon Center, 200 East Randolph, Chicago, Illinois 60602.